Reverse recapitalization - Summary of Earn-Out Rights (Details) - Gores Guggenheim, Inc. Business Combination Agreement (BCA) - USD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reverse Recapitalization [Line Items]
Earn-out rights	$ 1,500,638	$ 598,570	$ 0
Change in fair value measurement		$ (902,068)	$ 0	$ 0